Merger and Restructuring Activity (Tables)	12 Months Ended
Dec. 31, 2011
Merger and Restructuring Activity [Abstract]
Merger and Restructuring Charges [Table Text Block]
The merger and restructuring charges table presents the components of merger and restructuring charges.

Merger and Restructuring Charges

(Dollars in millions)	2011	2010	2009
Severance and employee-related charges	$226	$455	$1,351
Systems integrations and related charges	285	1,137	1,155
Other	127	228	215
Total merger and restructuring charges	$638	$1,820	$2,721

Merger-related Restructuring Reserves [Table Text Block]
Substantially all of the amounts in the restructuring reserves table relate to the Merrill Lynch acquisition.

Restructuring Reserves

(Dollars in millions)	2011	2010
Balance, January 1	$336	$403
Exit costs and restructuring charges:
Merrill Lynch	217	375
Other	—	54
Cash payments and other	(319)	(496)
Balance, December 31	$234	$336